Hartford Alpha Capture SMID Cap ETF Expense Example - Hartford Alpha Capture SMID Cap ETF - Hartford Alpha Capture SMID Cap ETF	Sep. 23, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 53
Expense Example, with Redemption, 3 Years	$ 182